Inventories	12 Months Ended
Dec. 31, 2017
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Inventories
8.	Inventories

Details of inventories as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017				December 31, 2016
	Acquisition cost		Write-down	Carrying amount	Acquisition cost	Write-down	Carrying amount
Merchandise	￦	251,463	(7,488)	243,975	232,871	(6,913)	225,958
Finished goods		1,889	(557)	1,332	1,931	(363)	1,568
Work-in-process		1,906	(956)	950	2,895	(347)	2,548
Raw materials and supplies		29,395	(3,249)	26,146	31,141	(1,369)	29,772

	￦	284,653	(12,250)	272,403	268,838	(8,992)	259,846

The amount of the inventory write-downs and write-off of inventories charged to statement of income are as follows:

(In millions of won)
	2017		2016	2015
Charged to cost of products that have been resold	￦	6,079	3,751	1,983
Write-off upon sale		(2,820)	(1,299)	(2,095)

There are no significant reversals of inventory write-downs for the periods presented.